SOFTWARE DEVELOPMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2014
Research and Development [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	Software development costs as of December 31, were as follows:

	December 31,
	2014	2013
Capitalized software development costs	$2,724,082	$2,724,082
Accumulated amortization	(1,847,274)	(1,410,803)
Sub-total	876,808	$1,313,279
Cumulative Impairment charge	(876,808)	(876,808)
Total	$-	$436,471